Cash flow activities ex tax payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flower discontinued operations [Line Items]
Income taxes paid, classified as operating activities	€ (97)	€ (192)	€ (170)
Cash flows from (used in) operating activities	1,926	1,293	1,263
Cash flows to investment classified as investing activities	(2,049)	(1,269)	(468)
Cash flows from divestments in subsidiaries or other businesses classified as investing activities	(1,158)	(2,582)	(43)
Cash flows before financing activities	1,035	2,606	838
Cash flows from used in operating activities ex tax payments	€ 2,023	€ 1,485	€ 1,433